Investment in the Funds - Partnership's Investments in, and Partnership's Pro Rata Share of Results of Operations of Funds (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Holdings [Line Items]
Fair Value		$ 6,430,471	$ 9,322,120
Net income (loss)		(135,423)	(1,173,481)	$ 2,142,217
Management Fees		126,731	177,400	205,415
Incentive Fees			$ 94,111	386,005
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
% of Partners' Capital			107.88%
Fair Value		7,762,120	$ 17,075,116
Net income (loss)		(1,141,948)	(1,061,918)	(5,141,684)
Management Fees		$ 148,845	$ 238,151	177,872
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund L.P. [Member]
Investment Holdings [Line Items]
% of Partners' Capital			50.79%
Fair Value			$ 8,039,156
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund L.P. [Member]
Investment Holdings [Line Items]
% of Partners' Capital		75.80%	57.09%
Fair Value		$ 7,762,120	$ 9,035,960
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Investment in Funds [Member] | PGR Master Fund L.P. [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net income (loss)		(550,138)	(904,136)
Incentive Fees		$ 0	0
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Investment in Funds [Member] | MB Master Fund L.P. [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net income (loss)		$ (8,306)	1,259,981
Incentive Fees		$ 0	0
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Investment in Funds [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net income (loss)		$ (335,552)
Management Fees		6,470
Incentive Fees		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net income (loss)			(5,630,138)	(316,579)
Management Fees			1,244,716	1,581,367
Incentive Fees			$ 208,244	$ 899,082
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Investment Holdings [Line Items]
Net income (loss)	[1]	(2,073,635)
Management Fees	[1]	$ 839,197
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Investment Holdings [Line Items]
% of Partners' Capital			31.20%
Fair Value			$ 19,624,189
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member] | Liquidation Basis of Accounting [Member]
Investment Holdings [Line Items]
% of Partners' Capital		0.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investment in Funds [Member] | SECOR Master Fund [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net income (loss)			$ 1,289,132
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investment in Funds [Member] | SECOR Master Fund [Member] | Liquidation Basis of Accounting [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net income (loss)		$ (1,644,854)
Investment Objective		Portfolio
Redemptions Permitted		Monthly

[1]	Presented on a liquidation basis of accounting.